Shareholder Report, Average Annual Return (Details) 1014015_Franklin Investment Grade Corporate ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	114 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin Investment Grade Corporate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Investment Grade Corporate ETF (NAV)
Average Annual Return, Percent	4.53%	0.43%	2.13%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	4.35%	0.31%	1.51%
Bloomberg U.S. Corporate - Investment Grade Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate - Investment Grade Index
Average Annual Return, Percent	4.78%	0.76%	2.44%